Balance Sheet Components - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Inventory reserves	$ 300	$ 100
Depreciation	$ 531	$ 458